Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds V
Prospectus Date	rr_ProspectusDate	Dec. 28, 2018
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2019